Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2024
Accounts And Transactions With Related Parties
Accounts and transactions with related parties

Note 11   Accounts and transactions with related parties

Transactions between the Company and its subsidiaries occur in the normal course of operations and have been eliminated during the consolidation process.

The amounts indicated as transactions in the following table relate to trade operations with related parties, which are under similar terms than what a third party would get respect to price and payment conditions. There are no uncollectible estimates decreasing accounts receivable or guarantees provided to related parties.

Conditions of the balances and transactions with related parties:

(1)	Business operations agreed upon Chilean peso with a payment condition usually up to 30 days.

(2)	Business operations agreed upon in foreign currencies and with a payment condition up to 30 days.

(3)	Corresponds to a sale of shares of Cervecería Szot SpA. that our subsidiary Cervecería Kunstmann S.A. sold to Representaciones Chile Beer Kevin Michael Szot E.I.R.L. The total amount of the transaction raised ThCh$ 42,506 for the sale of 15,167 shares. This account receivable was fully paid on April 29, 2024.

(4)	On January 20, 2023, the subsidiary Compañía Pisquera de Chile S.A. (“CPCh”) formalized the acquisition of a 51.0132% interest in D&D SpA. The share purchase agreement signed by CPCh with Panda SpA. and MBB SpA. agreed that the purchase price will be subject to increases based on the results of D&D SpA.

(5)	Corresponds to the debt acknowledgement made on December 29, 2023, between the subsidiary Cervecería Kunstmann S.A. and Cervecería Kunstmann Ltda., where the latter declares that it owes an amount of UF 18,421.9, which it is obliged to pay as from January 2024 with an annual interest rate of 6.6%, in 12 equal and successive installments of UF 1,590.6.

On December 31, 2024 another debt acknowledgement was made between the subsidiary Cervecería Kunstmann S.A. and Cervecería Kunstmann Ltda., where the latter declares that it owes an amount of UF 28,365.9, which it is obliged to pay as from January 2025 with an annual interest rate of 6.8%, in 24 equal and successive installments of UF 676.6.

The transaction table includes the main transactions made with related parties.

The detail of the accounts receivable and payable from related parties are detailed as follows:

Accounts receivable from related parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2024	As of December 31, 2023
							ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	599	205
6,525,286-4	Francisco Pérez Mackenna	Chile	(1)	Chairman of CCU	Sales of products	CLP	-	61
6,770,473-8	Armin Kunstmann Telge	Chile	(1)	Chairman of subsidiary	Sales of products	CLP	-	33
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(3)	Subsidiary shareholder until April 29, 2024	Sale of shares	CLP	-	6,588
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Subsidiary shareholder until April 29, 2024	Sales of products	CLP	-	12,098
76,002,201-2	SAAM Puertos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	53	55
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,292	1,272
76,275,453-3	Tech Pack S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	23	23
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	863	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	8,262	8,602
76,455,830-8	Watts S.A.	Chile	(1)	Related joint venture shareholder of the subsidiary	Sales of products	CLP	6,983	6,522
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	42,814	27,853
76,729,932-K	SAAM Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	13,837	-
76,806,870-4	Transacciones e Inversiones Arizona Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	13	-
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	24,122	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	51,242	61,708
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	125,620	219,304
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(5)	Related to non-controlling subsidiary	Sales of products	CLP	366,922	677,731
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	771	339
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	4,065,106	3,440,603
77,755,610-K	Comercial Patagona Ltda.	Chile	(2)	Subsidiary of joint venture	Sales of products	USD	14,952	-
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	946	866
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation of the subsidiary	Services provided	CLP	923,426	963,889
78,306,560-6	Inmobiliaria e Inversiones Río Claro S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	109	83
81,095,400-0	Sonacol S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	443	459
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,661	509
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	800,000	800,000
81,805,700-8	Cooperativa Agrícola Control Pisquero De Elqui Y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	8,414	-
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,256	456
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	34,867	31,571
91,021,000-9	Invexans S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	56	58
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	5,065	4,739
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	6,594	11,453
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	280,418	245,920
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,016	626
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,677	4,976
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Sales of products	CLP	24,438	32,759
96,610,780-4	Portuaria Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	681	596
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,667	372
96,657,210-8	Transportes Fluviales Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	640	471
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller	Sales of products	CLP	610	-
96,767,630-6	Banchile Administradora General Fondos. S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	14
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	126	424
96,819,020-2	Agrícola El Cerrito S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	26	-
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	443	-
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	7,227	4,735
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	355	875
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	1,256,883	1,224,351
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Sale of fixed asset	CLP	252,072	-
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	36,214	28,323
99,506,030-2	Muellaje del Maipo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,248	5,307
0-E	Aguas de Origen S.A.	Argentina	(2)	Joint venture of subsidiary until June 30, 2024	Services provided	ARS	-	1,084,888
0-E	Danone Argentina S.A.	Argentina	(2)	Related to the associate of subsidiary	Sales of products	ARS	11,689	-
0-E	Central Cervecera de Colombia San Andrés S.A.S.	Colombia	(2)	Joint venture of subsidiary	Sales of products	USD	14,923	13,136
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services provided	Euros	7,247	69,111
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the subsidiary's shareholder	Sales of products	USD	37,122	-
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	-	46,055
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	Euros	21,957	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	USD	116,343	-
0-E	A.J. Boston S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	64	-
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	1,399,570	-
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Advance purchase	USD	2,024,183	-
0-E	Alimentos Distribución y Servicios S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	203,491	-
0-E	Central de Ventas Tv S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	379	-
0-E	Compaña de Desarrollo Agropecuario S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	200	-
0-E	Compañía de Desarrollo Inmobiliario S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	27,885	-
0-E	Contenidos Dirigidos S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	852	-
0-E	Editorial El País S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	893	-
0-E	Enex Paraguay S.A.E.	Paraguay	(2)	Related to the controller's shareholder	Services provided	PYG	-	509
0-E	Fundación Santa Librada	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	97	-
0-E	Hispanoamérica Tv Del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	235	-
0-E	Laser Import S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	24	-
0-E	Lauralia S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	4	-
0-E	Recursos Oportunos S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	11	-
0-E	Retail S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	3,151,745	-
0-E	Servicios Contables y Sistemas del Py S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	1,355	-
0-E	Servicios Digitales S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	13	-
0-E	Talisman S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	1,893	-
0-E	Tv Acción S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Sales of products	PYG	1,325	-
0-E	Société Des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Services provided	Other currencies	101,438	-
Total							15,501,990	9,040,528

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2024	As of December 31, 2023
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(3)	Subsidiary shareholder until April 29, 2024	Sale of shares	CLP	-	42,506
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(5)	Related to non-controlling subsidiary	Sales of products	CLP	844,344	-
Total							844,344	42,506

Accounts payable to related parties

Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2024	As of December 31, 2023
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Subsidiary shareholder until April 29, 2024	Services received	CLP	-	23,375
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	665,792	92,268
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	27,814	8,363
76,455,830-8	Watts S.A.	Chile	(1)	Related joint venture shareholder of the subsidiary	Purchase of products	CLP	468,660	1,218,335
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	697	-
76,729,932-K	Saam Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	751,761	513,428
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	3,097	456
77,450,163-0	Panda SpA.	Chile	(4)	Shareholder of subsidiary	Balance of purchase of shares	CLP	-	250,000
77,486,593-4	MBB SpA.	Chile	(4)	Shareholder of subsidiary	Balance of purchase of shares	CLP	-	250,000
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	119,825	171,590
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,525	3,671
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation of the subsidiary	Purchase of products	CLP	3,066,334	1,564,090
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	-	27,670
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	289,011	9,527
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,384	381
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	10,966
96,591,040-9	Empresas Carozzi S.A.	Chile	(2)	Shareholder of joint operation of the subsidiary	Purchase of products	USD	2,925	16,989
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Purchase of products	CLP	674,567	782,698
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation of the subsidiary	Services received	CLP	-	33,026
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller	Services received	CLP	59,876	-
96,798,520-1	SAAM Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	197	-
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	34,412	14,676
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	15	-
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,945	288
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	2,489,546	1,908,328
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	1,055,464	744,554
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	331,390	11,261
0-E	Aguas Danone de Argentina S.A.	Argentina	(2)	Associate of subsidiary	Services received	ARS	67,088	-
0-E	Aguas de Origen S.A.	Argentina	(2)	Joint venture of subsidiary until June 30, 2024	Consignation	ARS	-	9,229,527
0-E	Danone Argentina S.A.	Argentina	(2)	Related to the associate of subsidiary	Services received	ARS	175,594	-
0-E	Ecor Ltda.	Bolivia	(2)	Related to non-controlling subsidiary	Services received	BOB	13,950	91,998
0-E	Central Cervecera de Colombia San Andrés S.A.S.	Colombia	(2)	Joint venture of subsidiary	Services received	USD	60,022	1,963
0-E	Danone S.A.	France	(2)	Related to the associate of subsidiary	Services received	Euros	67,431	-
0-E	Evian - S.A. des Eaux Minerales	France	(2)	Related to non-controlling subsidiary	Services received	Euros	61,310	-
0-E	Nestlé Waters Management & Technology S.A.S.	France	(2)	Related to non-controlling subsidiary	Services received	Euros	19,125	4,512
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to non-controlling subsidiary	Purchase of products	Euros	63,378	29,341
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	432,613	-
0-E	Amstel Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	262,340	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	577,618	3,938,038
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	20,536,740	34,041,624
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	1,721,042	88,757
0-E	Heineken Supply Chain B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	Euros	26	21
0-E	AJ S.A. Calidad Ante Todo	Paraguay	(2)	Related to non-controlling subsidiary	Purchase of products	PYG	1,885,846	-
0-E	Alimentos Distribución y Servicios S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	195,266	-
0-E	Central de Ventas TV S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	14,073	-
0-E	Compañía de Bienes Raíces del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	389	-
0-E	Compañía de Desarrollo Inmobiliario S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	2,935	-
0-E	Enex Paraguay S.A.E.	Paraguay	(2)	Related to the controller's shareholder	Purchase of products	PYG	-	1,131
0-E	Hispanoamérica Tv del Paraguay S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	2,111	-
0-E	Laser Import S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	282	-
0-E	Retail S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	186,659	-
0-E	Servicios Contables y Sistemas del PY S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	947	-
0-E	TV Acción S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	6,918	-
0-E	Yerbatera Campesino S.A.	Paraguay	(2)	Related to non-controlling subsidiary	Services received	PYG	14,578	-
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to non-controlling subsidiary	Royalty	Other currencies	-	57,778
Total							36,417,518	55,140,630

Non Current:

Tax ID	Company	Country of origin	Ref.	Relationship	Transaction	Currency	As of December 31, 2024	As of December 31, 2023
							ThCh$	ThCh$
77,450,163-0	Panda SpA.	Chile	(4)	Shareholder of subsidiary	Balance of purchase of shares	CLP	-	268,041
77,486,593-4	MBB SpA.	Chile	(4)	Shareholder of subsidiary	Balance of purchase of shares	CLP	-	268,042
Total							-	536,083

Most significant transactions and effects on results:

For the years periods ended December 31, 2024 and 2023, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2024		2023
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
6,062,786-K	Andrónico Luksic Craig	Chile	Related to the controller's shareholder	Sales of products	13,557	6,718	5,399	3,509
6,525,286-4	Francisco Pérez Mackenna	Chile	Chairman of CCU	Sales of products	1,264	709	108	102
6,770,473-8	Armin Kunstmann Telge	Chile	Chairman of subsidiary	Sales of products	245	186	180	171
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Subsidiary shareholder until April 29, 2024	Sale of shares	208,755	-	-	-
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	983,007	(983,007)	1,222,804	(1,222,804)
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	5,120,726	-	2,813,685	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	105,374	(72,313)	138,858	(54,479)
76,455,830-8	Watt´s S.A.	Chile	Related joint venture shareholder	Sales of products	48,306	36,713	13,333	10,133
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	528,370	-	450,508	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	891,244	-	1,871,881	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	791,367	494,640	739,372	554,529
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	173,154	(173,154)	145,231	(145,231)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Collection of product sales	572,254	23,819	-	-
77,450,163-0	Panda SpA.	Chile	Shareholder of subsidiary	Purchase of shares	250,000	-	1,000,000	-
77,486,593-4	MBB SpA.	Chile	Shareholder of subsidiary	Purchase of shares	250,000	-	1,000,000	-
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	820,748	(820,748)	900,166	(900,166)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	13,056,638	5,423,136	6,584,400	4,240,894
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	99,376	(99,376)	344,652	(344,652)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	23,106,203	-	21,182,529	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	6,539,386	6,539,386	6,584,400	6,584,400
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	833,684	-	2,023,511	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Purchase of products	8,166,757	-	8,533,943	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,465,381	-	1,617,375	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	14,604	7,955	12,494	8,249
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan recovery	-	-	71,381	722
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	9,428,103	-	6,876,759	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	20,593	10,239	45,293	33,970
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	355,449	(355,449)	374,278	(374,278)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	659,752	(659,752)	445,859	(445,859)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	735	360	259	192
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	2,159,882	936,483	2,235,409	1,587,187
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	44,180,306	-	24,275,754	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	12,120	12,120	11,602	11,602
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	8,900,000	-	95,600,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	8,903,287	3,287	96,739,832	139,832
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	169,387	128,734	164,423	156,202
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	8,450,811	-	7,529,691	-
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	118,239	(118,239)	153,253	(153,253)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,343	680	1,313	919
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	185,941	(185,941)	228,315	(228,315)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	13,899	-	130,016	-
96,810,030-0	RDF Media SpA.	Chile	Related to the controller's shareholder	Services received	191,714	(191,714)	78,765	(78,765)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	899,143	-	1,190,908	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	103,812	36,334	171,926	123,998
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	24,758,860	-	25,295,168	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	707,709	707,709	406,768	406,768
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	4,558,224	(4,558,224)	4,552,895	(4,552,895)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	-	-	15,202	(15,202)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	2,802	(2,802)	5,589	(5,589)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	353,212	257,153	320,417	286,706
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	64,956,737	(442,469)	62,119,774	(148,869)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	28,530,440	-	35,000,000	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	28,866,521	336,081	35,088,765	88,765
0-E	Aguas Danone de Argentina S.A	Argentina	Associate of subsidiary	Services received	218,750	(218,750)	-	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Services received	3,124,256	(3,124,256)	-	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Capital contribution	-	-	4,545,020	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Purchase of products	-	-	2,094,249	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Services provided	15,482,092	15,482,092	6,905,615	6,905,615
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Consignation sales	50,722,957	-	50,786,322	-
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Loan	-	-	1,716,741	283,599
0-E	Aguas de Origen S.A.	Argentina	Joint venture of subsidiary until June 30, 2024	Loan payment	-	-	545,944	-
0-E	Danone Argentina S.A.	Argentina	Related to the associate's shareholder	Purchase of products	1,180	(1,180)	-	-
0-E	Danone Argentina S.A.	Argentina	Related to the associate's shareholder	Services received	167,391	(167,391)	-	-
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	275,146	(275,146)	38,930	(38,930)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Capital contribution	2,708,166	-	2,631,809	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	10,658,097	-	4,176,846	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Reimbursement of expenses	349,421	(349,421)
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Services received	337,073	(337,073)	310,546	(310,546)
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Royalty	1,592,389	(1,592,389)	479,859	(479,859)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	10,717,369	-	17,637,986	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Royalty	22,229,029	(22,229,029)	15,409,594	(15,409,594)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	130,946	(130,946)	71,520	(71,520)
0-E	Aerocentro S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	357	250
0-E	Ana Yakisich	Paraguay	Shareholder of subsidiary	Share exchange - Delivery of shares	1,394,986	-	-	-
0-E	Ana Yakisich	Paraguay	Shareholder of subsidiary	Sale of shares	8,556,390	-	-	-
0-E	Ana Yakisich	Paraguay	Shareholder of subsidiary	Share exchange - Acquisition of shares	4,506,668	-	-	-
0-E	Antonio Vierci	Paraguay	Shareholder of subsidiary	Share exchange - Delivery of shares	1,394,986	-	-	-
0-E	Antonio Vierci	Paraguay	Shareholder of subsidiary	Sale of shares	8,556,390	-	-	-
0-E	Antonio Vierci	Paraguay	Shareholder of subsidiary	Share exchange - Acquisition of shares	4,506,668	-	-	-
0-E	Banco BASA S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	103	72
0-E	Cadena Farmacenter S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	14,606	10,224
0-E	Chajha S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	809	566
0-E	Consignataria de Ganado S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	62	44
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	1,259	881
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the controller's shareholder	Services received	10,094	(10,094)	5,607	(5,607)
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the controller's shareholder	Purchase of products	14,925	-	7,952	-
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the controller's shareholder	Sales of products	3,319	1,385	53,980	37,786
0-E	Ganadería Las Pampas S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	712	498
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	45	31
0-E	Horacio Cartes	Paraguay	Related until March 16,2023	Dividends paid	-	-	2,513,295	-
0-E	La Misión S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	257	180
0-E	Palermo S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	4,790	3,353
0-E	Pamplona S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	12	9
0-E	Prana S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	79	56
0-E	Sarah Cartes	Paraguay	Related until March 16,2023	Purchase of shares	-	-	3,205,058	-
0-E	Sudameris Bank S.A.E.C.A.	Paraguay	Related until February 20, 2024	Purchase of shares	31,549,348	-	-	-
0-E	Tabacalera del Este S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	4,578	3,204
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	666,188	(666,188)	746,462	(746,462)

For the years ended December 31, 2023 and 2022, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2023		2022
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,222,804	(1,222,804)	1,155,452	(1,155,452)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	-	-	1,849	1,849
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	2,813,685	-	8,471,325	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	138,858	54,479	573,035	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan payment	-	-	26,088	(1,088)
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	450,508	-	667,898	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	1,871,881	-	2,240,801	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	145,231	(145,231)	144,026	(144,026)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	739,372	554,529	832,185	644,128
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	900,166	(900,166)	499,147	(499,147)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	6,584,400	4,240,894	11,376,459	7,327,373
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	6,584,400	6,584,400	4,136,850	4,136,850
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	344,652	(344,652)	-	-
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	21,182,529	-	20,804,801	-
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,023,511	-	2,497,851	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,617,375	-	2,655,807	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan recovery	71,381	722	32,772	2,751
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	12,494	8,249	9,021	5,956
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	6,876,759	-	8,447,312	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	45,293	33,970	39,859	27,941
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	374,278	(374,278)	293,324	(293,324)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	445,859	(445,859)	502,566	(502,566)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of fixed assets	-	-	173,828	-
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	259	192	1,405	1,042
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	2,235,409	1,587,187	1,953,745	1,387,200
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	24,275,754	-	73,088,417	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	11,602	11,602	10,557	10,557
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	95,600,000	-	149,300,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	96,739,832	139,832	148,410,149	110,149
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	7,529,691	-	6,177,739	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	164,423	156,202	137,697	129,228
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	153,253	(153,253)	449,860	(449,860)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,313	919	1,177	824
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	228,315	(228,315)	311,390	(311,390)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	130,016	-	243,771	-
96,810,030-0	RDF Media SpA.	Chile	Related to the controller's shareholder	Services received	78,765	(78,765)	103,396	(103,396)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	25,295,168	-	23,629,417	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	1,190,908	-	3,374,340	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	406,768	406,768	376,620	376,620
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	4,552,895	(4,552,895)	5,628,246	(5,628,246)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	171,926	123,998	146,738	105,831
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	62,119,774	(148,869)	77,238,037	(234,142)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	15,202	(15,202)	267,368	(267,368)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	35,000,000	-	282,850,110	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	5,589	(5,589)	42,572	(42,572)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	35,088,765	88,765	305,336,443	495,848
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	320,417	286,706	257,898	230,765
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	38,930	(38,930)	78,996	(78,996)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Capital contribution	2,631,809	-	1,648,121	-
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	4,176,846	-	10,328,704	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Royalty	479,859	(479,859)	971,055	(971,055)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	17,637,986	-	16,543,178	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Royalty	15,409,594	(15,409,594)	19,199,831	(19,199,831)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	71,520	(71,520)	95,279	(95,279)
0-E	Aerocentro S.A.	Paraguay	Related until March 16,2023	Sales of products	357	250	1,452	1,016
0-E	Banco BASA S.A.	Paraguay	Related until March 16,2023	Sales of products	103	72	1,796	1,257
0-E	Cadena Farmacenter S.A.	Paraguay	Related until March 16,2023	Sales of products	14,606	10,224	14,883	10,418
0-E	Cementos Concepción S.A.E.	Paraguay	Related until March 16,2023	Sales of products	-	-	2,366	1,656
0-E	Chajha S.A.	Paraguay	Related until March 16,2023	Sales of products	809	566	6,320	4,424
0-E	Cigar Trading S.R.L.	Paraguay	Related until March 16,2023	Sales of products	-	-	848	593
0-E	Club Libertad	Paraguay	Related until March 16,2023	Sales of products	-	-	12,982	9,087
0-E	Consignataria de Ganado S.A.	Paraguay	Related until March 16,2023	Sales of products	62	44	705	493
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related until March 16,2023	Sales of products	1,259	881	21,279	14,895
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	196,738	137,716
0-E	Fundación Ramón T. Cartes	Paraguay	Related until March 16,2023	Sales of products	-	-	741	518
0-E	Ganadera Las Pampas S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	3,930	2,751
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related until March 16,2023	Sales of products	45	31	490	343
0-E	La Misión S.A.	Paraguay	Related until March 16,2023	Sales of products	257	180	1,278	894
0-E	Palermo S.A.	Paraguay	Related until March 16,2023	Sales of products	4,790	3,353	9,613	6,729
0-E	Pamplona S.A.	Paraguay	Related until March 16,2023	Sales of products	12	9	1,302	912
0-E	Prana S.A.	Paraguay	Related until March 16,2023	Sales of products	79	56	348	243
0-E	QSR S.A.	Paraguay	Related until March 16,2023	Sales of products	-	-	339,904	237,933
0-E	Saga Gym S.R.L.	Paraguay	Related until March 16,2023	Sales of products	-	-	541	379
0-E	Tabacalera del Este S.A.	Paraguay	Related until March 16,2023	Sales of products	4,578	3,204	44,089	30,863
0-E	Water Latam S.L.	Spain	Associate controller	Purchase of shares	-	-	25,594,237	-
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	746,462	(746,462)	721,098	(721,098)

Remuneration of the Management key employees

The Company is managed by a Board of Directors comprised of 9 members, each of whom is in office for a 3-year term and may be re-elected.

At the Ordinary Shareholders' Meeting held on April 12, 2023, a new Board of Directors was elected for a period of three years, being elected Messrs. Andrónico Luksic Craig, Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Carlos Molina Solís, María Gabriela Cadenas, Marc Gross, Rory Cullinan and Vittorio Corbo Lioi, the latter as an independent director in accordance with the provisions of Article 50 bis of Law No. 18,046. The Chairman and Vice Chairman of the Board of Directors as well as the members of the Directors Committee and Audit Committee were elected at a Board meeting held on the same date. Mr. Andrónico Luksic Craig was elected Chairman and Mr. Carlos Molina Solís was elected Vice-Chairman. In accordance with the provisions of Article 50 bis of Law No. 18,046, at the same meeting the independent director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which was therefore composed of directors Mr. Corbo, Mr. Pérez and Mr. Molina. Additionally, Mr. Corbo and Mr. Molina were appointed as members of the Audit Committee, both meeting the applicable independence requirements according to the criteria established in the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the rules of the New York Stock Exchange. The Board of Directors also resolved that Mr. Perez would participate in the Audit Committee meetings as an observer.

The Ordinary Shareholders’ Meeting held on April 12, 2023, resolved to maintain the directors’ remuneration agreed at the previous Ordinary Shareholders’ Meeting, which consists of a monthly gross compensation for attendance to Board meetings of UF 100 per Director, and UF 200 for the Chairman, independent of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends with charge to the Company’s profits, for the whole Board, calculated on a maximum amount equivalent to 50% of the distributable net income for the year, at a rate of one-ninth for each director and in proportion to the time each one served as such during the year 2023.

The aforementioned Shareholders’ Meeting also agreed to maintain the remuneration of directors that are members of the Directors Committee, consisting of a monthly gross fee for attendance to Directors Committee meetings, independent of the number of meetings held during the period, of UF 50, plus the corresponding percentage of the distributed dividends until completing the additional third established in article 50 bis of Law No. 18,046 on Corporations and Circular No. 1,956 of the Comisión para el Mercado Financiero (Financial Market Commission); and with respect to those directors who are members of the Audit Committee, and those appointed as observers of the same, a monthly gross fee for attendance to Audit Committee meetings, independent of the number held during the period, of UF 50.

At the Extraordinary Board meeting held on September 28, 2023, Mr. Andrónico Luksic Craig resigned to his position as Chairman and director of the Company, effective as of December 29th, 2023. In addition, the Board appointed Mr. Oscar Hasbún Martínez as replacement director, assuming the position on December 29th, 2023, having to proceed, in accordance with the provisions of Article 32 of Law No. 18,046 on Corporations, to the full renewal of the Board at the next Ordinary Shareholders' Meeting. Finally, the Board agreed to appoint Mr. Francisco Pérez Mackenna as the new Chairman of the Board, assuming this new position once the resignation of Mr. Andrónico Luksic Craig became effective.

Due to the fact that, in accordance with the provisions of Article 50 bis of Law No. 18,046 on Corporations, the Chairman of the Board of Directors cannot be a member of the Directors Committee, unless he is an independent director, at the Board meeting held on December 4, 2023, Mr. Pérez resigned as a member of the Directors Committee and, additionally, as an observer of the Audit Committee. At the same meeting, Mr. Corbo, in his capacity as the director who complies with the independence requirements of Article 50 bis, appointed Mr. Hinzpeter as a member of the Directors Committee, replacing Mr. Pérez. Therefore, in addition to Mr. Corbo, the Directors Committee was composed of directors Mr. Molina and Mr. Hinzpeter. Likewise, the Board of Directors resolved that Mr. Hinzpeter will participate in the Audit Committee meetings as an observer. Consequently, the Audit Committee was- comprised of Mr. Corbo and Mr. Molina, participating Mr. Hinzpeter on an observer status.

At the Ordinary Shareholders' Meeting held on April 17, 2024, a new Board of Directors was elected for a period of three years, being elected Messrs. Francisco Pérez Mackenna, Pablo Granifo Lavín, Rodrigo Hinzpeter Kirberg, Carlos Molina Solís, María Gabriela Cadenas, Marc Gross, Rory Cullinan, Oscar Hasbún Martínez and Vittorio Corbo Lioi, the latter as an independent director in accordance with the provisions of Article 50 bis of Law No. 18,046. The Chairman and Vice Chairman of the Board of Directors as well as the members of the Directors Committee and Audit Committee were elected at a Board meeting held on the same date, being elected Mr. Francisco Pérez Mackenna as Chairman and Mr. Carlos Molina Solís as Vice-Chairman. In accordance with the provisions of Article 50 bis of Law No. 18,046, at the same meeting the independent director Mr. Vittorio Corbo Lioi appointed the other members of the Directors Committee, which was therefore composed of directors Mr. Corbo, Mr. Molina and Mr. Hinzpeter. Additionally, Mr. Corbo and Mr. Molina were appointed as members of the Audit Committee, both meeting the applicable independence requirements according to the criteria established in the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002 and the rules of the New York Stock Exchange. The Board of Directors also resolved that Mr. Hinzpeter would participate in the Audit Committee meetings as an observer.

The Ordinary Shareholders’ Meeting held on April 17, 2024 also resolved to maintain the directors’ remuneration agreed at the previous Ordinary Shareholders’ Meeting, which consists of a monthly gross compensation for attendance to Board meetings of UF 100 per Director, and UF 200 for the Chairman, independent of the number of meetings held within such period, plus an amount equivalent to 3% of the distributed dividends with charge to the Company’s profits, for the whole Board, calculated on a maximum amount equivalent to 50% of the distributable net income for the year, at a rate of one-ninth for each director and in proportion to the time each one served as such during the year 2024.

The aforementioned Shareholders’ Meeting also agreed to maintain the remuneration of directors that are members of the Directors Committee, consisting of a monthly gross fee for attendance to Directors Committee meetings, independent of the number of meetings held during the period, of UF 50, plus the corresponding percentage of the distributed dividends until completing the additional third established in article 50 bis of Law No. 18,046 on Corporations and Circular No. 1,956 of the Comisión para el Mercado Financiero (Financial Market Commission); and with respect to those directors who are members of the Audit Committee, and those appointed as observers of the same, a monthly gross fee for attendance to Audit Committee meetings, independent of the number held during the period, of UF 50.

The remunerations of Directors and Chief Executives of the Company are composed as follows:

Directors’ remunerations:

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Audit's Committee	61,821	64,704	67,307
Directors' Committee	65,341	82,379	75,494
Attendance meetings fee (*)	1,792,439	1,472,234	1,537,747
Dividend Participation (*)	2,178,809	2,008,338	2,646,357

(*)	In 2024 and 2023, includes accrued per diem and dividend participation of director María Gabriela Cadenas.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Directors' Committee	18,585	23,177	20,084
Attendance meetings fee	222,709	193,382	224,474
Dividend Participation	17,824	37,437	28,009

The Chief Executives’ Remuneration as of December 31, 2024 amounted to ThCh$ 9,128,492 (ThCh$ 11,118,126 as of December 31, 2023 and ThCh$ 9,183,120 as of Decembre 31, 2022). The Company grants to the Chief Executives annual bonuses, which have an optional and variable nature, not contractual and assigned according to compliance of individual and corporate goals and based on the incomes of the period.